Vessels and other fixed assets, net and Advances for vessels under construction	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net and Advances for vessels under construction

6.       Vessels and other fixed assets, net and Advances for vessels under construction:

The amounts included under Vessels and other fixed assets, net in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, January 1, 2024	$3,508,701	$(968,958)	$2,539,743
- Acquisition of vessels, vessel upgrades and other vessel costs	1,048,220	-	1,048,220
- Other fixed assets	404	-	404
- Vessel sales	(304,727)	90,572	(214,155)
- Impairment loss	(1,800)	-	(1,800)
- Depreciation for the year	-	(164,055)	(164,055)
Balance, December 31, 2024	$4,250,798	$(1,042,441)	$3,208,357
- Acquisition of vessels, vessel upgrades and other vessel costs	25,801	-	25,801
- Other fixed assets	302	-	302
- Vessel sales	(278,990)	87,754	(191,236)
- Depreciation for the year	-	(168,277)	(168,277)
Balance, December 31, 2025	$3,997,911	$(1,122,964)	$2,874,947

As of December 31, 2025, 116 of the Company’s 136 vessels, having a net carrying value of $2,537,146, were subject to first-priority mortgages as collateral to their loan facilities (Note 9). Title of ownership is held by the relevant lenders for another 2 vessels with a carrying value of $37,476 to secure the relevant sale and lease back financing transactions (Note 8).

6.       Vessels and other fixed assets, net and Advances for vessels under construction - (continued):

Vessels acquired/delivered during the years ended December 31, 2024 and 2025:

Following the completion of Eagle Merger in 2024 (Note 1), the Company acquired Eagle’s fleet which consisted of 52 dry bulk Supramax/Ultramax vessels. Prior to the closing of the Eagle Merger, Eagle had agreed to sell the vessels Crested Eagle and Stellar Eagle, which were delivered to their new owners on April 18, 2024 and June 5, 2024, respectively.

During the year ended December 31, 2024, the Company sold the vessels Big Bang, Pantagruel, Star Audrey, Star Pyxis, Star Paola, Crowned Eagle, Star Iris, Star Hydrus, Star Triumph, Imperial Eagle and Diva. All vessels were delivered to their new owners by December 31, 2024. In connection with the abovementioned sales, for the year ended December 31, 2024, the Company recognized a net gain on sale of vessels of $43,287 as reflected in the consolidated income statement for the corresponding year.

In addition, the Company recognized an impairment loss of $1,800 in the consolidated income statement for the year ended December 31, 2024, in connection with the sale of the vessel Bittern in February 2025, based on its agreed market sale price, as the vessel was actively marketed as of December 31, 2024.

During the year ended December 31, 2025, the Company continued to opportunistically sell certain vessels and renew its fleet, benefiting from elevated vessel market values. The Company agreed to sell the vessels Star Omicron, Strange Attractor, Bittern, Puffin Bulker, Oriole, Star Canary, Star Georgia, Star Petrel, Star Owl, Star Danai, Star Nighthawk, Star Goal, Star Runner, Star Sandpiper and Star Emily, which were each delivered to their new owners during the year ended December 31, 2025. In connection with the abovementioned sales, the Company recognized a net loss on sale of vessels of $18,313 as reflected in the consolidated income statement for the corresponding year.

In addition to the aforementioned sales, the vessel Star Stonington was agreed to be sold in December, 2025 and was delivered to its new owners in February 2026 (Note 22b). The vessel Star Stonington did not meet the criteria to be classified as held for sale as of December 31, 2025 due to her existing employment and a minimal gain on sale is expected to be recognized upon her delivery in 2026.

The amounts reported under “Acquisition of vessels, vessel upgrades and other vessel costs” during the years ended December 31, 2024 and 2025 in the table above also include costs related to the Company’s continued technical upgrades to its fleet, such as the installation of ballast water management systems (“BWTS”) and Energy Saving Devices (“ESD”).

Impairment Analysis

As of December 31, 2024 and 2025, as part of the Company’s annual impairment analysis, the Company examined its vessels held for use whose carrying value was above their market value. These analyses did not result in any impairment charge for the years 2024 and 2025, other than the impairment loss mentioned above.

6.       Vessels and other fixed assets, net and Advances for vessels under construction - (continued):

Advances for vessels under construction:

During 2023, the Company entered into five firm shipbuilding contracts with Qingdao Shipyard Co., Ltd. for the construction of five 82,000 dwt Kamsarmax newbuilding vessels. Delivery of these vessels is scheduled progressively from April 2026 through September 2026. During 2025, the Company entered into three novation and amendment agreements with Hengli Shipbuilding (Singapore) Pte. Ltd. and Hengli Shipbuilding (Dalian) Co. Ltd. for the acquisition of three 82,000 dwt Kamsarmax newbuilding vessels that are currently under construction. The three vessels are scheduled to be delivered within the third quarter of 2026.

The amounts shown in the consolidated balance sheets are analyzed as follows:

Balance, December 31, 2024	$27,526
- Pre-delivery yard installments and capitalized expenses	57,994
- Capitalized interest and finance costs	1,757
Balance, December 31, 2025	$87,277

As of December 31, 2025, the total aggregate remaining contracted price, including scrubber installation costs, for the eight vessels under construction was $206,626, payable in periodic installments until their expected deliveries from the shipyard, periodically from April 2026 to September 2026.